Annual Total Returns- Invesco Government and Agency Portfolio (Institutional) [BarChart] - Institutional - Invesco Government and Agency Portfolio - Institutional Class	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	0.09%	0.03%	0.03%	0.02%	0.01%	0.05%	0.28%	0.79%	1.75%	2.10%